UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     04/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2014

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.5% (91.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 120.7% (73.6% of Total Investments) (4)
	Aerospace & Defense – 0.4% (0.2% of Total Investments)
$ 1,975	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	$ 1,941,425
	Airlines – 2.9% (1.8% of Total Investments)
2,474	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	2,471,432
5,915	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	5,900,288
2,963	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	2,962,500
3,000	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	2,979,375
14,352	Total Airlines				14,313,595
	Automobiles – 0.7% (0.4% of Total Investments)
3,500	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	3,475,500
	Building Products – 0.3% (0.1% of Total Investments)
1,231	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,232,173
	Capital Markets – 2.2% (1.4% of Total Investments)
1,322	American Capital, LTD., Term Loan B	3.500%	8/22/17	BB-	1,324,426
1,412	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,402,844
2,845	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,848,640
1,990	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,998,458
3,402	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	3,409,043
10,971	Total Capital Markets				10,983,411
	Chemicals – 2.3% (1.4% of Total Investments)
2,470	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	2,451,087
6,000	Mineral Technologies, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB	5,999,928
1,481	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	1,481,805
329	W.R Grace & Co., Delayed Draw, Term Loan, (13)	1.000%	2/03/21	BBB-	327,508
921	W.R Grace & Co., Exit Term Loan	3.000%	2/03/21	BBB-	917,023
11,201	Total Chemicals				11,177,351
	Commercial Services & Supplies – 4.3% (2.6% of Total Investments)
988	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	981,431
1,356	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	1,337,946
1,496	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	CCC+	1,247,174
980	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	984,288
2,000	International Lease Finance Corp., Term Loan	3.500%	3/06/21	Ba2	1,996,666
1,000	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	955,000
3,389	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,249,097
7,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	6,971,517
2,488	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	2,502,010
1,000	Spotless Holdings, SAS, Term Loan, Second Lien	8.750%	4/02/19	B3	1,025,625
21,697	Total Commercial Services & Supplies				21,250,754
	Communications Equipment – 1.1% (0.7% of Total Investments)
4,483	Avaya, Inc., Term Loan B3	4.734%	10/26/17	B1	4,338,365
997	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	994,797
5,480	Total Communications Equipment				5,333,162
	Computers & Peripherals – 2.8% (1.7% of Total Investments)
1,043	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	1,041,197
12,935	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	12,904,460
13,978	Total Computers & Peripherals				13,945,657
	Containers & Packaging – 0.1% (0.0% of Total Investments)
400	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	B+	398,219
	Diversified Consumer Services – 4.8% (2.9% of Total Investments)
4,846	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	4,920,749
306	Ceridian Corporation, New Replacement Term Loan	4.402%	8/14/15	B1	306,992
2,437	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,464,237
1,491	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,501,495
11,447	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BB	11,424,313
2,798	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B1	2,765,341
23,325	Total Diversified Consumer Services				23,383,127
	Diversified Financial Services – 1.5% (0.9% of Total Investments)
2,481	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	2,487,453
2,723	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	2,738,239
2,250	RCS Capital, Term Loan, WI/DD	TBD	TBD	B+	2,278,829
7,454	Total Diversified Financial Services				7,504,521
	Diversified Telecommunication Services – 5.9% (3.6% of Total Investments)
1,087	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,087,874
959	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	959,924
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	2,667,917
923	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	928,420
2,500	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	2,488,020
750	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	755,937
1,500	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,500,000
9,537	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	9,568,716
3,328	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB-	3,274,696
2,145	Ziggo N.V., Term Loan B2, DD1	3.250%	1/15/22	BB-	2,110,276
3,527	Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	3,470,650
28,923	Total Diversified Telecommunication Services				28,812,430
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
3,299	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	3,084,331
	Energy Equipment & Services – 2.5% (1.5% of Total Investments)
6,625	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	6,720,213
1,417	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B-	1,377,708
2,250	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	2,245,079
1,983	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,985,605
12,275	Total Energy Equipment & Services				12,328,605
	Food & Staples Retailing – 2.7% (1.6% of Total Investments)
1,201	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	1,205,750
2,280	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	2,291,415
3,328	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,329,109
2,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,556,028
1,175	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,190,177
2,655	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	2,651,513
13,139	Total Food & Staples Retailing				13,223,992
	Food Products – 6.0% (3.7% of Total Investments)
10,429	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	10,455,460
1,500	Hearthside Group Holdings, Term Loan, First Lien, WI/DD	TBD	TBD	B1	1,501,875
704	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	698,717
12,263	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	12,295,324
4,563	Wilton Products, Inc., Tranche B, Term Loan	7.504%	8/30/18	B-	4,376,415
29,459	Total Food Products				29,327,791
	Health Care Equipment & Supplies – 3.2% (2.0% of Total Investments)
1,000	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	990,000
2,102	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,106,345
4,266	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	4,271,982
4,668	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,686,421
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,610,635
985	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	991,617
15,574	Total Health Care Equipment & Supplies				15,657,000
	Health Care Providers & Services – 8.0% (4.9% of Total Investments)
470	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	BB-	472,815
783	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	BB-	788,025
3,990	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	4,007,440
3,950	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,965,843
890	Genesis Healthcare LLC, Term Loan	10.001%	12/04/17	B	909,612
8,659	Golden Living, Term Loan	5.000%	5/04/18	B	8,550,837
1,481	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,490,524
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	1,534,688
1,303	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,263,557
1,631	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	1,636,016
2,993	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	3,000,729
7,921	Sheridan Holdings, Inc., Term Loan, First Lien, DD1	4.500%	6/29/18	B1	7,925,703
3,000	Sheridan Holdings, Inc., Term Loan, Second Lien	8.250%	12/20/21	B+	3,052,500
608	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	607,838
39,179	Total Health Care Providers & Services				39,206,127
	Hotels, Restaurants & Leisure – 4.5% (2.7% of Total Investments)
3,616	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.402%	1/28/18	Caa1	3,379,990
2,558	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	2,558,807
4,239	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	4,266,532
1,995	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,002,481
1,850	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	1,853,791
1,975	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,965,743
2,993	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	2,987,263
2,876	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	2,877,352
22,102	Total Hotels, Restaurants & Leisure				21,891,959
	Household Durables – 0.4% (0.2% of Total Investments)
970	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	972,023
797	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	793,483
1,767	Total Household Durables				1,765,506
	Household Products - 0.1% (0.0% of Total Investments)
341	Spectrum Brands, Inc., Term Loan C	3.500%	9/04/19	BB	341,457
	Industrial Conglomerates - 0.4% (0.2% of Total Investments)
1,994	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,000,807
	Insurance – 2.2% (1.3% of Total Investments)
1,478	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B1	1,479,791
4,481	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	4,479,560
4,703	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	4,691,490
10,662	Total Insurance				10,650,841
	Internet Software & Services – 1.2% (0.7% of Total Investments)
1,500	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	1,510,312
746	Sabre Inc., Term Loan B2	4.500%	2/19/19	B+	747,766
290	Sabre Inc., Term Loan C	4.000%	12/29/17	B+	290,920
3,456	Sabre Inc., Term Loan	4.250%	2/18/19	B1	3,455,531
5,992	Total Internet Software & Services				6,004,529
	IT Services – 1.9% (1.2% of Total Investments)
7,673	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	7,694,302
1,464	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	1,452,661
130	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	129,793
9,267	Total IT Services				9,276,756
	Leisure Equipment & Products – 2.1% (1.3% of Total Investments)
2,888	24 Hour Fitness Worldwide, Inc., Term Loan B	5.000%	4/22/16	Ba3	2,903,458
4,030	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	4,020,344
2,178	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	B1	2,178,000
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,017,500
10,096	Total Leisure Equipment & Products				10,119,302
	Machinery – 0.2% (0.1% of Total Investments)
1,005	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	1,003,544
	Media – 19.1% (11.7% of Total Investments)
2,061	Affinion Group Holdings, Inc., Term Loan B	6.750%	10/09/16	B1	2,069,038
2,000	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	Ba3	1,998,750
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,488,750
3,678	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	3,653,241
2,646	Clear Channel Communications, Inc., Term Loan E	7.650%	7/30/19	CCC+	2,653,868
10,569	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	10,568,923
2,846	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	2,868,685
962	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	959,733
2,000	IMG Worldwide, Inc., First Lien, WI/DD	TBD	TBD	B1	1,999,000
3,250	Interactive Data Corporation, Term Loan B, WI/DD	TBD	TBD	B+	3,252,538
1,980	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	1,992,375
2,494	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB	2,516,089
2,542	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	2,563,210
1,921	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	1,927,495
1,970	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,970,000
2,145	Numericable Group S.A., Term Loan B1, WI/DD	TBD	TBD	Ba3	2,143,849
1,855	Numericable Group S.A., Term Loan B2, WI/DD	TBD	TBD	Ba3	1,854,722
3,403	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	3,458,047
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	5/21/18	CCC	2,015,000
1,990	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	1,993,317
27,660	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	27,597,356
8,515	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,483,338
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,515,689
1,493	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,481,120
699	Yell Group PLC, Term Loan A2	5.254%	3/01/19	CCC+	571,986
82	Yell Group PLC, Term Loan A2	1.500%	3/03/19	CCC+	—
1,286	Yell Group PLC, Term Loan B2, PIK	0.000%	3/03/24	CCC-	—
95,067	Total Media				93,596,119
	Multiline Retail – 0.8% (0.5% of Total Investments)
3,700	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	3,732,952
	Oil, Gas & Consumable Fuels – 7.0% (4.3% of Total Investments)
1,496	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	1,502,485
2,687	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,731,602
333	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	332,153
2,578	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,571,410
4,580	Fieldwood Energy LLC, Term Loan, Second Lien, DD1	8.375%	9/30/20	B2	4,736,165
1,955	Frac Tech International LLC, Term Loan B, WI/DD	TBD	TBD	B2	1,965,951
5,476	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	5,407,788
984	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	985,018
1,667	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	1,670,313
990	Saxon Energy Services, Inc., Term Loan	5.500%	2/15/19	Ba3	995,775
10,474	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	10,374,742
900	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/08/18	B+	922,500
34,120	Total Oil, Gas & Consumable Fuels				34,195,902
	Pharmaceuticals – 6.7% (4.1% of Total Investments)
1,901	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba2	1,919,947
1,191	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	1,193,481
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	93,750
62	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	68,523
4,000	Grifols, Inc., Term Loan	3.150%	2/27/21	Ba1	3,982,776
2,241	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	2,235,197
1,500	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	1,487,109
5,404	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	5,402,811
4,726	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	4,710,620
2,860	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	2,858,190
1,975	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	1,986,520
1,975	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,988,184
1,638	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,639,616
3,095	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	3,093,059
35,693	Total Pharmaceuticals				32,659,783
	Real Estate Investment Trust – 3.4% (2.1% of Total Investments)
4,199	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	4,218,861
3,960	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	3,955,125
4,465	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	4,446,344
4,006	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,982,262
16,630	Total Real Estate Investment Trust				16,602,592
	Real Estate Management & Development – 1.6% (1.0% of Total Investments)
2,000	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,045,834
6,017	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	6,026,111
8,017	Total Real Estate Management & Development				8,071,945
	Semiconductors & Equipment – 3.2% (2.0% of Total Investments)
7,000	Avago Technologies, Term Loan B, WI/DD	TBD	TBD	BBB-	7,024,612
4,965	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	4,965,056
1,990	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,998,706
1,962	NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	1,949,710
15,917	Total Semiconductors & Equipment				15,938,084
	Software – 9.7% (5.9% of Total Investments)
3,652	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	3,671,277
2,268	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	2,280,904
5,486	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	5,484,538
2,708	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	2,709,834
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,020,000
2,933	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	2,931,124
1,906	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,917,821
11,215	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	11,153,654
3,380	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	3,392,234
4,000	IPC Systems, Inc., Term Loan, Second Lien	5.402%	6/01/15	CCC	3,940,000
1,970	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,977,388
4,679	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,708,749
2,179	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,183,858
47,376	Total Software				47,371,381
	Specialty Retail – 0.8% (0.5% of Total Investments)
1,738	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	1,738,181
2,031	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	2,021,613
3,769	Total Specialty Retail				3,759,794
	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)
4,695	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,695,596
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
74	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	73,491
429	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	426,250
591	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	587,930
406	Ceva Group PLC, Synthetic Letter of Credit Term Loan	0.134%	3/19/21	B2	404,202
1,500	Total Transportation Infrastructure				1,491,873
	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)
4,435	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	4,443,392
3,217	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,327,769
1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,490,315
9,152	Total Wireless Telecommunication Services				9,261,476
$ 596,274	Total Variable Rate Senior Loan Interests (cost $591,356,712)				591,011,369

Shares	Description (1)				Value
	COMMON STOCKS – 3.3% (2.0% of Total Investments)
	Diversified Consumer Services – 0.5% (0.3% of Total Investments)
71,660	Cengage Learning Holdings II LP, (6)				$ 2,606,641
	Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (7)				1,324,292
	Media – 2.5% (1.5% of Total Investments)
119,360	Metro-Goldwyn-Mayer, (6), (7)				8,772,960
44,843	Tribune Company, (6)				3,486,543
36,087	Tribune Company, (6), (8)				—
	Total Media				12,259,503
	Software – 0.0% (0.0% of Total Investments)
496,552	Eagle Topco LP, (6), (7)				1
	Total Common Stocks (cost $11,932,306)				16,190,437

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 559,625
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	1,020,000
$ 1,550	Total Convertible Bonds (cost $1,307,500)				1,579,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 20.5% (12.5% of Total Investments)
	Commercial Services & Supplies – 0.3% (0.2% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 958,500
360	Tervita Corporation, 144A	8.000%	11/15/18	B-	363,600
1,260	Total Commercial Services & Supplies				1,322,100
	Communications Equipment – 0.9% (0.5% of Total Investments)
1,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	910,000
3,000	Nortel Networks Limited, (5)	0.000%	7/15/11	WR	3,247,500
4,000	Total Communications Equipment				4,157,500
	Consumer Finance – 0.4% (0.3% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,145,000
	Containers & Packaging – 0.9% (0.5% of Total Investments)
3,950	Reynolds Group	9.875%	8/15/19	CCC+	4,384,500
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	506,250
	Diversified Telecommunication Services – 1.6% (0.9% of Total Investments)
2,900	IntelSat Limited	7.750%	6/01/21	B-	3,023,250
750	IntelSat Limited	8.125%	6/01/23	B-	787,500
3,343	Level 3 Communications Inc.	11.875%	2/01/19	B-	3,769,233
6,993	Total Diversified Telecommunication Services				7,579,983
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
500	Offshore Group Investment Limited	7.125%	4/01/23	B-	492,500
	Health Care Equipment & Supplies – 1.8% (1.1% of Total Investments)
3,000	Kinetic Concepts	10.500%	11/01/18	B-	3,427,500
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,330,000
3,000	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	3,150,000
8,000	Total Health Care Equipment & Supplies				8,907,500
	Health Care Providers & Services – 2.2% (1.3% of Total Investments)
3,000	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	3,060,000
4,800	Community Health Systems, Inc.	6.875%	2/01/22	B	4,974,000
575	HCA Inc.	7.250%	9/15/20	BB+	620,281
900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	956,250
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,125,000
10,275	Total Health Care Providers & Services				10,735,531
	Machinery – 0.2% (0.1% of Total Investments)
1,030	Xerium Technologies	8.875%	6/15/18	B	1,102,100
	Media – 5.4% (3.3% of Total Investments)
3,600	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	3,528,000
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,828,780
5,898	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	6,045,606
7,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	7,437,500
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	1,218,000
1,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	1,145,000
25,110	Total Media				26,202,886
	Pharmaceuticals – 1.4% (0.8% of Total Investments)
1,250	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	1,353,125
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,140,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,090,000
2,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	2,230,000
6,250	Total Pharmaceuticals				6,813,125
	Semiconductors & Equipment – 1.4% (0.9% of Total Investments)
2,000	Advanced Micro Devices, Inc., 144A	6.750%	3/01/19	B	2,075,000
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,178,125
2,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	2,600,000
6,550	Total Semiconductors & Equipment				6,853,125
	Software – 0.6% (0.4% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	981,750
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,104,688
2,725	Total Software				3,086,438
	Specialty Retail – 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	565,000
	Trading Companies & Distributors – 0.2% (0.1% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,107,500
	Wireless Telecommunication Services – 2.9% (1.8% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	811,875
7,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	7,993,125
2,000	Sprint Corporation, 144A	7.125%	6/15/24	BB-	2,100,000
2,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	2,928,749
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	188,781
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	188,344
13,100	Total Wireless Telecommunication Services				14,210,874
$ 93,743	Total Corporate Bonds (cost $92,710,863)				100,171,912

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 5.7% (3.5% of Total Investments)
$ 800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.335%	11/20/24	BB	$ 762,083
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.728%	7/20/23	BB	2,453,340
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.826%	7/15/25	BB	1,155,920
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.626%	1/15/23	BB	1,371,542
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.736%	11/22/22	BB	1,475,516
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.226%	4/15/24	BB	232,912
1,800	LCM Limited Partnership, Collateralized Loan Obligation, 2012A, 144A	5.978%	10/19/22	BB	1,775,952
4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.235%	2/25/17	BB-	3,763,620
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.733%	4/15/22	BB	1,996,162
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.378%	4/19/22	BB	1,437,086
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.578%	4/22/22	BB	1,465,433
500	North End CLO Limited, Loan Pool, 144A	4.826%	7/17/25	BB	461,434
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.736%	5/15/23	BB	1,961,132
450	Oak Hill Credit Partners, Series 2013-9A	5.228%	10/20/25	BB-	425,449
2,240	Oak Hill Credit Partners, Series 2012-7A	5.235%	11/20/23	BB	2,128,232
1,000	Race Point Collateralized Loan Obligations, Limited 2011-5AR, 144A	6.233%	12/15/22	BB	1,001,165
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.736%	5/24/23	BB	1,955,420
2,000	Race Point Collateralized Loan Obligations Series 2012-7A, 144A	5.237%	11/08/24	BB-	1,897,498
$ 28,790	Total Asset-Backed Securities (cost $26,084,289)				27,719,896
	Total Long-Term Investments (cost $723,391,670)				736,673,239

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 13.5% (8.2% of Total Investments)
$ 66,118	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $66,118,319, collateralized by $67,445,000 U.S. Treasury Notes, 0.104%, due 4/30/16, value $67,445,000	0.000%	5/01/14		$ 66,118,319
	Total Short-Term Investments (cost $66,118,319)				66,118,319
	Total Investments (cost $789,509,989) – 164.0%				802,791,558
	Borrowings – (38.4)% (9), (10)				(188,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (20.0)% (11)				(98,000,000)
	Other Assets Less Liabilities – (5.6)% (12)				(27,348,345)
	Net Assets Applicable to Common Shares – 100%				$ 489,443,213

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (12)
Morgan Stanley	$29,317,500	Receive	1-Month USD-LIBOR	2.201%	Monthly	4/20/16	$(1,030,324)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$591,011,369	$—		$591,011,369
Common Stocks	6,093,184	10,097,253	—	*	16,190,437
Convertible Bonds	—	1,579,625	—		1,579,625
Corporate Bonds	—	100,171,912	—		100,171,912
Asset-Backed Securities	—	27,719,896	—		27,719,896
Short-Term Investments:
Repurchase Agreements	—	66,118,319	—		66,118,319
Investments in Derivatives:
Interest Rate Swaps**	—	(1,030,324)	—		(1,030,324)
Total	$6,093,184	$795,668,050	$—	*	$801,761,234

*Value equals zero as of the end of the reporting period.

**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $789,773,561.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation					$19,832,969
Depreciation					(6,814,972)

Net unrealized appreciation (depreciation) of investments					$13,017,997

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(8)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 23.4%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(11)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.2%.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(13)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of April 30, 2014, the Fund had unfunded senior loan commitments outstanding of $328,947.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar — London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014